Common Stock and Additional Paid-in Capital - Issuance of preferred shares and Treasury stock (Details) - USD ($) $ in Thousands	3 Months Ended		5 Months Ended		6 Months Ended	7 Months Ended	8 Months Ended				9 Months Ended	10 Months Ended		11 Months Ended	12 Months Ended
	Nov. 18, 2016	Mar. 24, 2016	Nov. 18, 2016	Jun. 08, 2016	Jul. 06, 2016	Aug. 03, 2016	Sep. 09, 2017	Aug. 29, 2017	Sep. 13, 2016	Sep. 01, 2016	Oct. 05, 2016	Nov. 04, 2016	Oct. 31, 2016	Nov. 16, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 30, 2015
Debt Conversion, Amount																$ 8,750
Stockholders' Contribution															$ 2,805
Treasury stock retired							3
Convertible preferred shares
Number of shares issued																873
Preferred warrants
Number of shares issued																3,153
Prepaid warrants
Number of shares issued																45
Preferred stock
Issuance of preferred stock, shares																42	8
Shares converted																13
Preferred stock | Preferred warrants
Dividends on preferred stock converted																$ 5,551
Shares converted																80,000
Sifnos Shareholders Inc. | Revolving Credit Facility
Debt Conversion, Amount		$ 8,750							$ 8,750				$ 7,500					$ 10,000
Sifnos Shareholders Inc. | Revolving Credit Facility | Preferred stock
Preferred Stock, Voting Rights															voting power of 5:1
Number of preferred shares converted		29
Before 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits
Treasury stock retired							3,009
Before 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits | Convertible preferred shares
Number of shares issued																856,352
Before 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits | Preferred warrants
Number of shares issued																3,090,405
Before 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits | Prepaid warrants
Number of shares issued																44,822
Before 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits | Sifnos Shareholders Inc. | Revolving Credit Facility | Preferred stock
Number of preferred shares converted		29,166
Series C Convertible Preferred Stock
Preferred shares annual rate															8.00%
Series D Convertible Preferred Stock
Preferred Stock, Voting Rights															100.000 votes
Series D Convertible Preferred Stock | Sifnos Shareholders Inc.
Stockholders' Contribution								$ 2,805
Series D Convertible Preferred Stock | Sifnos Shareholders Inc. | Revolving Credit Facility
Number of preferred shares converted									29
Series D Convertible Preferred Stock | Before 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits | Sifnos Shareholders Inc. | Revolving Credit Facility
Number of preferred shares converted									29,166
Series E-1 Convertible Preferred Stock | Convertible preferred shares
Dividends on preferred stock converted																$ 1,400
Shares converted																20,000
Securities Purchase Agreement
Number of shares issued	152		29
Number of shares issued				0
Common stock issued as dividend					0	0				0	0	0
Securities Purchase Agreement | Before 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits
Number of shares issued	149,187		28,697
Number of shares issued				310
Common stock issued as dividend					70	17				278	328	339
Securities Purchase Agreement | Series C Convertible Preferred Stock
Dividends on preferred stock converted	$ 344		$ 400
Proceeds from the offering of preferred shares				$ 5,000
Proceeds from warrants				$ 5,000
Issuance of preferred stock, shares				5,000
Number of warrants				5,000
Total proceeds				$ 10,000
Shares converted	5,000		5,000
Securities Purchase Agreement with Kalani
Number of shares issued														0
Total proceeds														$ 100,000
Securities Purchase Agreement with Kalani | Subject to adjustment
Number of shares issued														47
Securities Purchase Agreement with Kalani | Before 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits
Number of shares issued														13
Securities Purchase Agreement with Kalani | Before 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits | Subject to adjustment
Number of shares issued														46,609
Securities Purchase Agreement with Kalani | Series E-1 Convertible Preferred Stock
Issuance of preferred stock, shares														20,000
Number of warrants														30,000
Securities Purchase Agreement with Kalani | Series E-2 Convertible Preferred Stock
Number of warrants														50,000